JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS —27.1%
Aerospace & Defense — 0.9%
Arconic, Inc.
5.13%, 10/1/2024	37,000	40,332
5.95%, 2/1/2037	14,000	15,282
Boeing Co. (The)
3.60%, 5/1/2034	20,000	21,594
3.25%, 2/1/2035	20,000	20,869
3.95%, 8/1/2059	8,000	8,770
L3Harris Technologies, Inc. 3.85%, 12/15/2026 (a)	40,000	42,975
Lockheed Martin Corp. 4.09%, 9/15/2052	23,000	27,043
Precision Castparts Corp. 4.38%, 6/15/2045	9,000	10,674
Rockwell Collins, Inc. 3.50%, 3/15/2027	40,000	42,660
TransDigm, Inc. 6.25%, 3/15/2026 (a)	25,000	26,844
United Technologies Corp. 3.65%, 8/16/2023	60,000	63,230

		320,273

Air Freight & Logistics — 0.1%
XPO Logistics, Inc. 6.13%, 9/1/2023 (a)	20,000	20,650

Airlines — 0.2%
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	24,479	25,914
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	21,200
4.88%, 1/15/2025	16,000	16,880

		63,994

Auto Components — 0.2%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	18,000	18,427
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	8,000	8,130
Delphi Technologies plc 5.00%, 10/1/2025 (a)	5,000	4,363
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026(b)	19,000	19,539
Icahn Enterprises LP 6.38%, 12/15/2025	22,000	23,265

		73,724

Banks — 4.5%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	168,000	171,526

Investments	Principal Amount($)	Value($)
3.88%, 8/1/2025	55,000	59,112
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (c)	30,000	30,087
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (c)	40,000	42,199
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (c)	20,000	21,547
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	35,000	38,054
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (c)	65,000	71,055
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (c)	7,000	7,919
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (c)	18,000	21,653
Bank of Nova Scotia (The) (Canada) 3.40%, 2/11/2024	50,000	52,237
BB&T Corp. 2.85%, 10/26/2024	35,000	35,878
BNP Paribas SA (France) 3.25%, 3/3/2023	12,000	12,452
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (c)	17,000	17,152
3.10%, 4/2/2024	26,000	26,793
CIT Group, Inc. 5.25%, 3/7/2025	24,000	26,400
Citigroup, Inc.
2.75%, 4/25/2022	55,000	55,799
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	60,000	63,356
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	35,000	38,351
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	40,000	43,581
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (c)	12,000	14,330
Comerica, Inc. 3.70%, 7/31/2023	7,000	7,363
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (c)	200,000	204,020
7.63%, 5/17/2032	27,000	37,843
6.10%, 1/14/2042	32,000	45,107
Huntington Bancshares, Inc. 2.30%, 1/14/2022	18,000	18,076
KeyCorp 5.10%, 3/24/2021	14,000	14,546
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	12,000	12,140
3.78%, 3/2/2025	9,000	9,600

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	3,000	3,102
Royal Bank of Canada (Canada) 3.20%, 4/30/2021	100,000	101,744
Royal Bank of Scotland Group plc (United Kingdom) 6.10%, 6/10/2023	19,000	20,809
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	6,000	6,403
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	21,000	21,312
3.75%, 7/19/2023	14,000	14,694
SunTrust Bank 4.05%, 11/3/2025	14,000	15,346
Toronto-Dominion Bank (The) (Canada) 3.25%, 3/11/2024	7,000	7,300
US Bancorp 3.00%, 7/30/2029	18,000	18,601
Wells Fargo & Co.
3.07%, 1/24/2023	110,000	112,055
3.00%, 10/23/2026	35,000	36,017
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	55,000	58,447
4.75%, 12/7/2046	15,000	18,323
Westpac Banking Corp. (Australia) 3.65%, 5/15/2023	27,000	28,248

		1,660,577

Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	45,000	53,984
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	15,000	17,448
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	30,000	30,615

		102,047

Biotechnology — 1.0%
AbbVie, Inc.
2.30%, 11/21/2022 (a)	90,000	90,149
2.60%, 11/21/2024 (a)	75,000	75,339
2.95%, 11/21/2026 (a)	40,000	40,396
3.20%, 11/21/2029 (a)	7,000	7,107
4.05%, 11/21/2039 (a)	32,000	33,351
Celgene Corp. 5.00%, 8/15/2045	12,000	15,395
Gilead Sciences, Inc.
2.95%, 3/1/2027	67,000	69,387
4.15%, 3/1/2047	25,000	27,925

		359,049

Building Products — 0.1%
Standard Industries, Inc.

Investments	Principal Amount($)	Value($)
6.00%, 10/15/2025 (a)	32,000	33,480

Capital Markets — 2.1%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	14,000	14,928
Bank of New York Mellon Corp. (The) 3.50%, 4/28/2023	14,000	14,662
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	95,000	95,384
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	83,000	84,206
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	62,000	64,143
3.50%, 11/16/2026	14,000	14,609
3.85%, 1/26/2027	21,000	22,345
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	70,000	74,207
Morgan Stanley
3.75%, 2/25/2023	69,000	72,208
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	65,000	67,983
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	25,000	25,292
3.88%, 1/27/2026	34,000	36,637
3.63%, 1/20/2027	25,000	26,649
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	35,000	37,173
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	20,000	21,490
4.38%, 1/22/2047	23,000	27,993
MSCI, Inc. 5.75%, 8/15/2025 (a)	12,000	12,600
Northern Trust Corp. 3.95%, 10/30/2025	18,000	19,672
State Street Corp. 3.10%, 5/15/2023	18,000	18,592
TD Ameritrade Holding Corp. 2.75%, 10/1/2029	12,000	12,135

		762,908

Chemicals — 0.2%
CF Industries, Inc. 4.95%, 6/1/2043	15,000	15,300
Chemours Co. (The)
7.00%, 5/15/2025	17,000	15,725
5.38%, 5/15/2027	4,000	3,360
Ecolab, Inc. 3.25%, 12/1/2027	16,000	16,982
Olin Corp. 5.13%, 9/15/2027	13,000	13,488
PolyOne Corp. 5.25%, 3/15/2023	12,000	12,900

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Valvoline, Inc.
4.38%, 8/15/2025	10,000	10,225

		87,980

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	18,000	18,675
ADT Security Corp. (The) 4.13%, 6/15/2023	26,000	26,650
Aramark Services, Inc. 4.75%, 6/1/2026	15,000	15,525
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	20,000	20,550
Covanta Holding Corp. 5.88%, 3/1/2024	10,000	10,300
Pitney Bowes, Inc. 5.20%, 4/1/2023 (d)	13,000	13,016
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	17,000	17,757
Waste Management, Inc. 3.20%, 6/15/2026	7,000	7,360

		129,833

Communications Equipment — 0.2%
CommScope, Inc.
5.50%, 6/15/2024 (a)	17,000	16,664
6.00%, 3/1/2026 (a)	22,000	23,045
Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	13,378
Plantronics, Inc. 5.50%, 5/31/2023 (a)	20,000	18,812

		71,899

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	18,000	19,170
MasTec, Inc. 4.88%, 3/15/2023	15,000	15,187

		34,357

Consumer Finance — 0.6%
Ally Financial, Inc.
5.75%, 11/20/2025	29,000	31,936
8.00%, 11/1/2031	37,000	51,014
Capital One Financial Corp. 3.20%, 1/30/2023	27,000	27,748
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	15,000	15,829
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	8,000	7,080
John Deere Capital Corp. 2.65%, 6/10/2026	33,000	33,841
Springleaf Finance Corp. 7.13%, 3/15/2026	59,000	67,997

		235,445

Containers & Packaging — 0.3%
Ball Corp. 5.25%, 7/1/2025	20,000	22,348

Investments	Principal Amount($)	Value($)
Crown Americas LLC 4.25%, 9/30/2026	13,000	13,455
Greif, Inc. 6.50%, 3/1/2027 (a)	25,000	26,687
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	24,228	24,257
Sealed Air Corp. 5.50%, 9/15/2025 (a)	12,000	13,110

		99,857

Distributors — 0.0% (e)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	11,000	11,688

Diversified Consumer Services — 0.0% (e)
Service Corp. International 5.38%, 5/15/2024	12,000	12,360

Diversified Financial Services — 0.5%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	5,000	4,625
AIG Global Funding 1.90%, 10/6/2021 (a)	9,000	8,987
CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	10,000	9,400
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	3,000	2,723
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/2025	40,000	42,078
3.40%, 2/7/2028	16,000	17,119
4.40%, 11/1/2048	16,000	19,263
ORIX Corp. (Japan) 4.05%, 1/16/2024	11,000	11,712
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	48,000	50,531
3.75%, 9/12/2046	15,000	16,570

		183,008

Diversified Telecommunication Services — 0.9%
AT&T, Inc. 4.75%, 5/15/2046	20,000	22,389
CCO Holdings LLC 5.75%, 2/15/2026 (a)	114,000	120,408
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	12,000	12,645
5.63%, 4/1/2025	17,000	17,956
Series G, 6.88%, 1/15/2028	3,000	3,248
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)	2,000	1,872
8.00%, 10/15/2025 (a)	4,000	3,650
Embarq Corp. 8.00%, 6/1/2036	27,000	27,130

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Frontier Communications Corp.
6.88%, 1/15/2025	35,000	15,925
8.50%, 4/1/2026 (a)	7,000	6,912
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	3,000	2,384
8.50%, 10/15/2024 (a)	16,000	13,160
Level 3 Financing, Inc. 5.25%, 3/15/2026	44,000	45,815
Qwest Corp. 6.88%, 9/15/2033	1,000	1,005
Sprint Capital Corp. 8.75%, 3/15/2032	12,000	14,310
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	25,677
Windstream Services LLC 8.63%, 10/31/2025 (a) (d)	15,000	14,175

		348,661

Electric Utilities — 0.9%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	18,000	19,002
Arizona Public Service Co. 3.15%, 5/15/2025	14,000	14,552
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	9,000	10,514
Duke Energy Carolinas LLC 3.20%, 8/15/2049	10,000	9,963
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	18,000	18,122
Entergy Louisiana LLC
2.40%, 10/1/2026	18,000	17,912
3.05%, 6/1/2031	25,000	25,872
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	16,000	19,066
Kentucky Utilities Co. 5.13%, 11/1/2040	16,000	20,148
Monongahela Power Co. 4.10%, 4/15/2024 (a)	14,000	14,995
Public Service Electric & Gas Co. 3.00%, 5/15/2027	14,000	14,528
Southern California Edison Co.
Series C, 3.60%, 2/1/2045	15,000	14,809
Series C, 4.13%, 3/1/2048	16,000	17,128
Southwestern Public Service Co.
3.30%, 6/15/2024	14,000	14,563
4.50%, 8/15/2041	16,000	18,779
Tucson Electric Power Co.
3.05%, 3/15/2025	12,000	12,427
4.85%, 12/1/2048	18,000	22,079
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	19,000	19,997
Wisconsin Public Service Corp.

Investments	Principal Amount($)	Value($)
4.75%, 11/1/2044	18,000	22,271

		326,727

Electrical Equipment — 0.1%
EnerSys 5.00%, 4/30/2023 (a)	26,000	26,845
Sensata Technologies BV 5.00%, 10/1/2025 (a)	15,000	16,238

		43,083

Electronic Equipment, Instruments & Components — 0.0% (e)
CDW LLC 5.00%, 9/1/2025	12,000	12,510

Energy Equipment & Services — 0.2%
Nabors Industries, Inc. 5.50%, 1/15/2023	7,000	6,160
Noble Holding International Ltd. 6.20%, 8/1/2040	5,000	1,675
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	58,000	61,436
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	15,130	15,304
Transocean, Inc. 6.80%, 3/15/2038	5,000	3,084

		87,659

Entertainment — 0.4%
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	2,000	2,130
NBCUniversal Media LLC 2.88%, 1/15/2023	48,000	49,323
Netflix, Inc. 4.38%, 11/15/2026	55,000	55,729
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (c)	41,000	42,787

		149,969

Equity Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc. 3.35%, 5/15/2027	6,000	6,343
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	24,000	25,020
CyrusOne LP 5.38%, 3/15/2027	17,000	18,700
ERP Operating LP 3.25%, 8/1/2027	9,000	9,480
GLP Capital LP 4.00%, 1/15/2030	10,000	10,091
Healthpeak Properties, Inc. 3.00%, 1/15/2030	5,000	4,996
Iron Mountain, Inc. 5.75%, 8/15/2024	18,000	18,238
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	12,000	13,200

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
National Retail Properties, Inc. 3.60%, 12/15/2026	5,000	5,253
Realty Income Corp. 4.13%, 10/15/2026	11,000	12,104
Simon Property Group LP 2.75%, 6/1/2023	65,000	66,613

		190,038

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc. 6.63%, 6/15/2024	18,000	18,882
New Albertsons LP 8.00%, 5/1/2031	10,000	10,125

		29,007

Food Products — 0.2%
JBS USA LUX SA 5.75%, 6/15/2025 (a)	50,000	52,062
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	15,000	16,380
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	16,000	16,600

		85,042

Gas Utilities — 0.1%
AmeriGas Partners LP 5.50%, 5/20/2025	23,000	24,615
Atmos Energy Corp. 5.50%, 6/15/2041	7,000	9,158
Boston Gas Co. 3.00%, 8/1/2029 (a)	7,000	7,199
Brooklyn Union Gas Co. (The) 3.87%, 3/4/2029 (a)	10,000	10,974

		51,946

Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp. 4.70%, 3/1/2049	15,000	18,371
Teleflex, Inc. 4.63%, 11/15/2027	20,000	21,150

		39,521

Health Care Providers & Services — 1.3%
Centene Corp. 5.38%, 6/1/2026 (a)	29,000	30,776
Community Health Systems, Inc.
8.13%, 6/30/2024 (a)	10,000	7,800
8.00%, 3/15/2026 (a)	11,000	10,986
CVS Health Corp. 2.88%, 6/1/2026	20,000	20,246
HCA, Inc.
5.25%, 6/15/2026	19,000	21,230
5.38%, 9/1/2026	110,000	121,825
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a)(f)	5,000	4,149
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	18,000	9,540

Investments	Principal Amount($)	Value($)
Tenet Healthcare Corp. 4.63%, 9/1/2024 (a)	55,000	56,787
UnitedHealth Group, Inc.
3.88%, 10/15/2020	100,000	101,215
3.38%, 4/15/2027	27,000	28,771
4.63%, 11/15/2041	35,000	42,007
3.70%, 8/15/2049	10,000	10,727
WellCare Health Plans, Inc. 5.25%, 4/1/2025	24,000	25,110

		491,169

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	17,000	17,106
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	19,000	20,615
CCM Merger, Inc. 6.00%, 3/15/2022 (a)	10,000	10,200
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	14,000	14,665
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	7,000	7,945
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	24,000	25,260
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	20,000	21,700
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	20,000	21,750
MGM Resorts International 5.50%, 4/15/2027	62,000	68,123
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	16,000	16,712
Wyndham Destinations, Inc. 5.40%, 4/1/2024 (d)	10,000	10,575
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	25,000	26,656

		261,307

Household Durables — 0.1%
Lennar Corp. 4.75%, 5/30/2025	30,000	32,222
Toll Brothers Finance Corp. 4.88%, 11/15/2025	13,000	14,118

		46,340

Household Products — 0.1%
Kimberly-Clark Corp. 3.20%, 4/25/2029	7,000	7,501
Spectrum Brands, Inc. 5.75%, 7/15/2025	20,000	20,944

		28,445

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. 5.50%, 4/15/2025	24,000	24,869

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Calpine Corp. 5.88%, 1/15/2024 (a)	22,000	22,440
Clearway Energy Operating LLC 5.38%, 8/15/2024	13,000	13,325
NRG Energy, Inc. 6.63%, 1/15/2027	39,000	42,217

		102,851

Industrial Conglomerates — 0.1%
3M Co. 3.25%, 8/26/2049	20,000	19,806

Insurance — 0.5%
Aflac, Inc. 3.25%, 3/17/2025	6,000	6,293
Allstate Corp. (The) 5.35%, 6/1/2033	7,000	8,840
Athene Global Funding 2.95%, 11/12/2026 (a)	10,000	9,983
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049	10,000	11,871
CNO Financial Group, Inc. 5.25%, 5/30/2025	15,000	16,615
Jackson National Life Global Funding 2.50%, 6/27/2022 (a)	18,000	18,207
Lincoln National Corp. 3.35%, 3/9/2025	5,000	5,196
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	14,000	15,501
MetLife, Inc. 3.60%, 11/13/2025	23,000	24,745
New York Life Global Funding 3.00%, 1/10/2028 (a)	14,000	14,603
Pacific Life Insurance Co.
(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	9,000	9,644
Principal Financial Group, Inc. 3.70%, 5/15/2029	7,000	7,618
Progressive Corp. (The) 4.35%, 4/25/2044	5,000	5,903
Prudential Financial, Inc. 3.88%, 3/27/2028	12,000	13,272
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	9,000	12,001

		180,292

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 3.15%, 8/22/2027	63,000	66,944
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	5,000	4,187

		71,131

IT Services — 0.3%
International Business Machines Corp.

Investments	Principal Amount($)	Value($)
3.30%, 5/15/2026	100,000	105,225

Leisure Products — 0.0% (e)
Mattel, Inc. 6.75%, 12/31/2025 (a)	18,000	18,855

Machinery — 0.2%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	15,000	15,487
Colfax Corp. 6.00%, 2/15/2024 (a)	5,000	5,300
Illinois Tool Works, Inc. 4.88%, 9/15/2041	9,000	11,591
Parker-Hannifin Corp. 3.25%, 3/1/2027	28,000	29,182
Tennant Co. 5.63%, 5/1/2025	10,000	10,425

		71,985

Media — 1.3%
AMC Networks, Inc. 5.00%, 4/1/2024	12,000	12,045
Cinemark USA, Inc. 4.88%, 6/1/2023	15,000	15,225
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (a)	4,000	4,406
5.13%, 8/15/2027 (a)	17,000	17,680
Comcast Corp.
3.38%, 8/15/2025	20,000	21,197
2.35%, 1/15/2027	100,000	100,008
3.90%, 3/1/2038	20,000	22,171
3.25%, 11/1/2039	25,000	25,371
4.75%, 3/1/2044	54,000	65,853
3.40%, 7/15/2046	15,000	15,358
DISH DBS Corp.
6.75%, 6/1/2021	20,000	21,073
5.88%, 11/15/2024	26,000	25,967
iHeartCommunications, Inc. 8.38%, 5/1/2027	5,000	5,450
Lamar Media Corp. 5.75%, 2/1/2026	24,000	25,523
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	21,000	21,919
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	30,000	31,687
TEGNA, Inc. 6.38%, 10/15/2023	19,000	19,594
Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	12,000	13,110
WMG Acquisition Corp. 4.88%, 11/1/2024 (a)	13,000	13,423

		477,060

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Metals & Mining — 0.4%
Commercial Metals Co. 4.88%, 5/15/2023	28,000	28,980
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	31,000	31,632
5.45%, 3/15/2043	30,000	28,800
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	10,000	10,264
Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	13,000	17,557
Steel Dynamics, Inc. 4.13%, 9/15/2025	13,000	13,260

		130,493

Multiline Retail — 0.0% (e)
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (a)(f)	13,943	6,444
8.00%, 10/25/2024 (a)	21,000	5,827

		12,271

Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	16,000	16,841
5.15%, 11/15/2043	18,000	23,254
3.80%, 7/15/2048	15,000	16,295
Consolidated Edison Co. of New York, Inc. Series A, 4.13%, 5/15/2049	14,000	16,056
Puget Sound Energy, Inc. 4.30%, 5/20/2045	16,000	18,758

		91,204

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	3,000	2,370
Antero Resources Corp. 5.13%, 12/1/2022	8,000	6,500
BP Capital Markets America, Inc. 3.02%, 1/16/2027	19,000	19,718
4.23%, 11/6/2028	50,000	56,321
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	46,000	48,952
Buckeye Partners LP 5.60%, 10/15/2044	4,000	3,352
Cheniere Energy Partners LP 5.25%, 10/1/2025	12,000	12,360
DCP Midstream Operating LP 5.38%, 7/15/2025	20,000	21,300
Diamondback Energy, Inc. 4.75%, 11/1/2024	12,000	12,437
EnLink Midstream Partners LP
4.40%, 4/1/2024	8,000	7,360
5.60%, 4/1/2044	9,000	6,300

Investments	Principal Amount($)	Value($)
EP Energy LLC
9.38%, 5/1/2024 (a)(g)	10,000	125
8.00%, 11/29/2024 (a)(g)	17,000	6,630
7.75%, 5/15/2026 (a)(g)	10,000	6,700
Gulfport Energy Corp. 6.00%, 10/15/2024	5,000	3,424
Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	26,000	23,150
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	5,000	5,176
Noble Energy, Inc. 3.85%, 1/15/2028	65,000	67,542
NuStar Logistics LP 5.63%, 4/28/2027	20,000	20,650
Occidental Petroleum Corp.
2.60%, 4/15/2022	31,000	31,119
4.40%, 4/15/2046	24,000	23,816
QEP Resources, Inc. 5.63%, 3/1/2026	23,000	20,871
Range Resources Corp. 5.00%, 8/15/2022	6,000	5,685
SM Energy Co. 6.13%, 11/15/2022	13,000	12,675
Southwestern Energy Co. 7.50%, 4/1/2026	5,000	4,381
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	9,000	12,601
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	20,000	20,680
Sunoco LP 5.50%, 2/15/2026	22,000	22,743
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	12,000	11,685
Targa Resources Partners LP 5.13%, 2/1/2025	33,000	33,904
Total Capital International SA (France)
3.70%, 1/15/2024	55,000	58,505
3.46%, 2/19/2029	15,000	16,252
3.46%, 7/12/2049	17,000	18,180
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	28,000	29,473
5.10%, 3/15/2049	15,000	18,112
Ultra Resources, Inc.
11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (f)	25,283	3,850
WPX Energy, Inc. 5.75%, 6/1/2026	15,000	15,393

		690,292

Pharmaceuticals — 1.2%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024	13,000	12,187
Bausch Health Americas, Inc.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
9.25%, 4/1/2026 (a)	8,000	9,158
8.50%, 1/31/2027 (a)	8,000	9,060
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	55,000	57,544
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (a)	35,000	36,086
3.40%, 7/26/2029 (a)	40,000	42,958
4.13%, 6/15/2039 (a)	34,000	39,263
4.25%, 10/26/2049 (a)	15,000	17,804
Eli Lilly & Co.
2.75%, 6/1/2025	25,000	25,764
3.95%, 3/15/2049	10,000	11,784
4.15%, 3/15/2059	14,000	16,813
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	35,000	36,260
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.88%, 5/15/2028	10,000	11,071
Novartis Capital Corp. (Switzerland) 4.00%, 11/20/2045	30,000	35,318
Pfizer, Inc. 3.60%, 9/15/2028	62,000	68,432

		429,502

Professional Services — 0.1%
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	35,000	36,137

Road & Rail — 0.3%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	11,000	11,289
Burlington Northern Santa Fe LLC
4.70%, 9/1/2045	15,000	18,427
3.55%, 2/15/2050	12,000	12,797
DAE Funding LLC (United Arab Emirates) 5.75%, 11/15/2023 (a)	15,000	15,753
Norfolk Southern Corp. 2.90%, 2/15/2023	45,000	45,982

		104,248

Semiconductors & Semiconductor Equipment — 0.0% (e)
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,000	7,647

Software — 0.5%
Microsoft Corp.
3.50%, 2/12/2035	20,000	22,163
4.00%, 2/12/2055	12,000	14,247
3.95%, 8/8/2056	14,000	16,438
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	6,000	6,059
Nuance Communications, Inc. 5.63%, 12/15/2026	13,000	13,812

Investments	Principal Amount($)	Value($)
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	14,000	14,903
Oracle Corp.
2.65%, 7/15/2026	84,000	85,596
4.38%, 5/15/2055	15,000	17,652

		190,870

Specialty Retail — 0.6%
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	16,000	16,387
Home Depot, Inc. (The)
3.90%, 12/6/2028	31,000	34,979
5.95%, 4/1/2041	27,000	38,089
3.50%, 9/15/2056	20,000	21,468
L Brands, Inc. 5.63%, 10/15/2023	10,000	10,638
Lowe’s Cos., Inc. 4.05%, 5/3/2047	25,000	26,850
Penske Automotive Group, Inc. 5.50%, 5/15/2026	25,000	26,250
PetSmart, Inc.
7.13%, 3/15/2023 (a)	14,000	12,600
5.88%, 6/1/2025 (a)	9,000	8,820
Staples, Inc. 10.75%, 4/15/2027 (a)	8,000	8,241

		204,322

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.
2.75%, 1/13/2025	77,000	79,426
3.35%, 2/9/2027	35,000	37,423
4.38%, 5/13/2045	31,000	37,509
EMC Corp. 3.38%, 6/1/2023	56,000	56,529
NCR Corp. 6.13%, 9/1/2029 (a)	16,000	16,880
Western Digital Corp. 4.75%, 2/15/2026	16,000	16,480
Xerox Corp. 4.12%, 3/15/2023 (d)	13,000	13,422

		257,669

Textiles, Apparel & Luxury Goods — 0.0% (e)
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	13,000	13,683

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (a)	13,000	13,195
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	20,000	20,773

		33,968

Tobacco — 0.4%
Altria Group, Inc. 3.88%, 9/16/2046	30,000	28,456

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027	65,000	66,217
Philip Morris International, Inc.
2.75%, 2/25/2026	40,000	40,691
3.13%, 3/2/2028	14,000	14,461

		149,825

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	10,000	7,800
United Rentals North America, Inc. 4.63%, 10/15/2025	62,000	63,705
WESCO Distribution, Inc. 5.38%, 6/15/2024	13,000	13,455

		84,960

Wireless Telecommunication Services — 0.3%
Sprint Corp.
7.88%, 9/15/2023	8,000	8,795
7.13%, 6/15/2024	30,000	32,325
T-Mobile USA, Inc. 5.13%, 4/15/2025	59,000	60,991

		102,111

TOTAL CORPORATE BONDS (Cost $9,653,508)		10,040,960

MORTGAGE-BACKED SECURITIES — 18.3%
FHLMC Gold Pools, 30 Year
Pool # G60855, 4.50%, 12/1/2045	192,567	206,756
FHLMC Gold Pools, Other
Pool # N31271, 4.50%, 1/1/2036	25,308	26,661
FNMA, Other
Pool # AN3099, 2.53%, 10/1/2024	95,200	97,041
Pool # AN9917, 3.80%, 7/1/2028	348,534	386,340
Pool # AN8227, 3.13%, 2/1/2030	150,000	159,970
Pool # AN3609, 3.14%, 12/1/2031	125,000	133,207
Pool # AN9725, 3.76%, 7/1/2033	107,893	119,247
Pool # MA1072, 3.50%, 5/1/2042	26,821	27,990
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	207,405	216,855
Pool # BB3525, 4.00%, 9/20/2047	84,281	88,669

Investments	Principal Amount($)	Value($)
Pool # BM2418, 4.00%, 8/20/2049	74,124	78,913
Pool # BN7049, 4.50%, 8/20/2049	249,039	269,772
Pool # BP7160, 4.50%, 9/20/2049	199,514	217,443
FNMA UMBS, 20 Year
Pool # MA3004, 4.00%, 5/1/2037	1,041,933	1,102,354
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	206,959	222,637
Pool # AL4244, 4.00%, 7/1/2042	219,676	237,979
Pool # BM1164, 3.50%, 12/1/2045	307,640	320,398
Pool # MA3073, 4.50%, 7/1/2047	88,824	94,081
Pool # BK4769, 5.00%, 8/1/2048	1,460,557	1,560,443
Pool # BN5013, 5.00%, 1/1/2049	221,121	243,262
Pool # BO1073, 4.50%, 6/1/2049	149,027	156,914
Pool # BO3039, 3.00%, 7/1/2049	279,338	284,690
Pool # BN6475, 4.00%, 7/1/2049	248,590	258,996
Pool # BO2562, 4.00%, 7/1/2049	248,651	259,084
Pool # BO4519, 4.00%, 8/1/2049	22,616	23,562

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,703,368)		6,793,264

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds
2.25%, 8/15/2046	10,000	10,076
3.38%, 11/15/2048	417,000	521,429
U.S. Treasury Notes
2.63%, 12/31/2023	1,600,000	1,662,375
2.63%, 12/31/2025	1,000,000	1,053,008
U.S. Treasury STRIPS Bonds
1.90%, 8/15/2028(h)	438,000	372,045
3.05%, 11/15/2039(h)	1,460,000	960,726
2.28%, 8/15/2041(h)	150,000	91,284
2.38%, 2/15/2042(h)	631,000	379,538
3.15%, 8/15/2048(h)	1,700,000	895,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,461,668)		5,946,480

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — 13.6%
American Credit Acceptance Receivables Trust Series 2017-1, Class C, 2.88%, 3/13/2023 (a)	5,360	5,362
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡(a)	150,000	162,567
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡(a)	125,000	131,509
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡(a)	95,735	100,717
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D, 3.42%, 4/18/2023	250,000	254,382
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡(a)	246,000	246,652
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	299,835
B2R Mortgage Trust Series 2016-1, Class B, 3.87%, 6/15/2049 ‡(a)	100,000	100,532
CPS Auto Receivables Trust
Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	87,851	88,590
Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	100,000	101,568
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	824	899
Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	15,609
DT Auto Owner Trust Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	99,000	99,702
First Investors Auto Owner Trust
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	90,000	90,848
Series 2017-1A, Class D, 3.60%, 4/17/2023 (a)	81,000	82,286
Flagship Credit Auto Trust Series 2017-2, Class C, 2.96%, 7/15/2023 (a)	85,000	85,610
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	598,884	621,103
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	250,000	255,066

Investments	Principal Amount($)	Value($)
GLS Auto Receivables Trust Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	150,000	152,327
Hertz Vehicle Financing II LP Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	101,000	100,927
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 4/20/2027 (a)	118,000	121,338
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(a)	100,000	99,980
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡(a)	194,906	194,127
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡(a)	135,528	137,404
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	119,502
Pretium Mortgage Credit Partners I LLC Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡(a)(d)	243,174	242,935
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (a)	99,635	99,877
Series 2017-SFR1, Class D, 3.57%, 8/17/2034 ‡(a)	150,000	151,295
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	200,000	201,076
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 4/15/2025	90,000	91,633
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	100,000	99,858
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	18,719	21,144
Vericrest Opportunity Loan Trust Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡(a)(d)	200,000	200,357
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡(a)(d)	250,000	250,833

TOTAL ASSET-BACKED SECURITIES (Cost $4,962,201)		5,027,450

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.8%
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	193,090	213,238
Series 4302, Class PA, 4.00%, 12/15/2043	184,064	197,092
Series 4281, Class BC, 4.50%, 12/15/2043 (i)	240,133	258,235
FNMA, REMIC
Series 2003-7, Class FA, 2.46%, 2/25/2033 (i)	179,912	181,761
Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	562,862
Series 2005-110, Class TY, 5.50%, 12/25/2035	100,000	112,774
Series 2007-89, Class F, 2.29%, 9/25/2037 (i)	194,194	195,220
Series 2011-112, Class PB, 4.00%, 11/25/2041	200,000	219,392
GNMA
Series 2010-H24, Class FA, 2.35%, 10/20/2060 (i)	113,777	113,295
Series 2014-H03, Class FA, 2.60%, 1/20/2064 (i)	134,312	134,554
Series 2015-H05, Class FC, 2.48%, 2/20/2065 (i)	361,048	360,613
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 8/25/2057	139,370	144,787
Series 2019-1, Class MA, 3.50%, 7/25/2058	259,561	268,662
Series 2019-2, Class MA, 3.50%, 8/25/2058	271,063	282,383

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,189,810)		3,244,868

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 4.22%, 9/15/2036 ‡(a)(i)	150,000	150,343
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	58,939	59,122
Series K088, Class A2, 3.69%, 1/25/2029	350,000	387,895

Investments	Principal Amount($)	Value($)
FNMA ACES Series 2017-M3, Class A2, 2.57%, 12/25/2026(i)	350,000	357,484
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a)(i)	180,000	183,575
Series 2015-K44, Class B, 3.81%, 1/25/2048 (a)(i)	200,000	206,868
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a)(i)	100,000	103,323
Series 2015-K48, Class B, 3.76%, 8/25/2048 (a)(i)	200,000	206,655
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a)(i)	200,000	208,647
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a)(i)	175,000	184,184
Series 2016-K52, Class B, 4.06%, 1/25/2049 (a)(i)	250,000	263,082
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a)(i)	50,000	51,895

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,294,372)		2,363,073

U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA 6.63%, 11/15/2030 (Cost $116,384)	80,000	115,650

	Shares
PREFERRED STOCKS — 0.0% (e)
Internet & Direct Marketing Retail — 0.0% (e)
MYT Holding Co., 10.00%, 6/7/2029 (a) (Cost $3,213)	3,382	2,790

	Principal Amount($)
CONVERTIBLE BONDS — 0.0% (e)
Media — 0.0% (e)
DISH Network Corp. 3.38%, 8/15/2026 (Cost $1,720)	2,000	1,886

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	No. of Rights	Value($)
RIGHTS — 0.0% (e)
Media — 0.0% (e)
DISH Network Corp., expiring 12/9/2019* (Cost $—)	1	1

	Shares
SHORT-TERM INVESTMENTS — 9.1%
INVESTMENT COMPANIES — 6.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(j)(k) (Cost $2,340,471)	2,340,471	2,340,471

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (e)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(j)(k) (Cost $17,780)	17,780	17,780

Abbreviations

ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is $10,284.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(e)	Amount rounds to less than 0.1% of net assets.

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bills 1.54%, 3/5/2020 (h) (Cost $999,949)	1,004,000	999,891

TOTAL SHORT-TERM INVESTMENTS (Cost $3,358,200)		3,358,142

Total Investments — 99.7% (Cost $35,744,444)		36,894,564
Other Assets Less Liabilities — 0.3%		116,262

Net Assets — 100.0%		37,010,826

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Defaulted security.
(h)	The rate shown is the effective yield as of November 30, 2019.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	11	03/2020	USD	2,371,617	(1,312)
U.S. Treasury 5 Year Note	11	03/2020	USD	1,308,742	(882)
U.S. Treasury 10 Year Ultra Note	5	03/2020	USD	711,172	(1,300)
U.S. Treasury Long Bond	3	03/2020	USD	477,094	(1,460)

					(4,954)

Short Contracts
U.S. Treasury 10 Year Note	(13)	03/2020	USD	(1,681,875)	2,846

					2,846

					(2,108)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$3,008,542	$2,018,908	$5,027,450
Collateralized Mortgage Obligations	—	3,244,868	—	3,244,868
Commercial Mortgage-Backed Securities	—	2,212,730	150,343	2,363,073
Convertible Bonds	—	1,886	—	1,886
Corporate Bonds	—	10,040,960	—	10,040,960
Mortgage-Backed Securities	—	6,793,264	—	6,793,264
Preferred Stocks	—	2,790	—	2,790
Rights	1	—	—	1
U.S. Government Agency Securities	—	115,650	—	115,650
U.S. Treasury Obligations	—	5,946,480	—	5,946,480
Short-Term Investments
Investment Companies	2,340,471	—	—	2,340,471
Investment of cash collateral from securities loaned	17,780	—	—	17,780
U.S. Treasury Obligations	—	999,891	—	999,891

Total Short-Term Investments	2,358,251	999,891	—	3,358,142

Total Investments in Securities	$2,358,252	$32,367,061	$2,169,251	$36,894,564

Appreciation in Other Financial Instruments
Futures Contracts	$2,846	$—	$—	$2,846

Depreciation in Other Financial Instruments
Futures Contracts	$(4,954)	$—	$—	$(4,954)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$—	$1,853	$9,091	$(42)	$1,619,698	$(231,267)	$619,575	$—	2,018,908
Commercial Mortgage-Backed Securities	—	—	343	—	150,000	—	—	—	150,343

Total	$—	$1,853	$9,434	$(42)	$1,769,698	$(231,267)	$619,575	$—	$2,169,251

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to $9,433.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2019.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

	Core Plus Bond ETF Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,018,908	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (11.77%)
			Yield (Discount Rate of Cash Flows)	2.58% - 4.11% (3.46%)

Asset-Backed Securities	$2,018,908

	150,343	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.86% (3.86%)

Commercial Mortgage-Backed Securities	150,343

Total	$2,169,251

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	$—	$2,096,526	$2,078,746	$—	$—	$17,780	17,780	$362	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(a)(b)	6,071,775	24,213,686	27,944,990	—	—	2,340,471	2,340,471	37,973	—

Total	$6,071,775	$26,310,212	$30,023,736	$—	$—	$2,358,251		$38,335	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.